PRINCIPAL ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 29, 2024
Property, Plant and Equipment [Line Items]
Convenience translation rate						7.2203
Inventory, net		¥ 110,893		$ 15,303	¥ 110,494
Inventory provision		30,200	¥ 14,200		9,300
Impairment provision	¥ 3,500
Revenue, remaining performance obligation, amount		2,300
Advertising costs	¥ 20,800	¥ 46,900	¥ 58,700
Minimum [Member]
Property, Plant and Equipment [Line Items]
Surcharge on VAT	5.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Surcharge on VAT	12.00%